Interest and Finance Costs:	6 Months Ended
Jun. 30, 2018
Interest and Finance Costs
Interest and Finance Costs:

11. Interest and Finance Costs:

The amounts in the accompanying unaudited interim consolidated statements of income are analyzed as follows:

	Six months ended June 30,
	2018	2017
Interest expense (Note 5)	$22,836	$17,853
Amortization and write-off of deferred financing fees	1,625	3,723
Other	165	1,042
Total	$24,626	$22,618